Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in equity [abstract]
Issued as at January 1	16,009,000	11,222,000	7,662,000
Issuance of ADSs (See D below)	3,429,000	3,260,000	2,432,000
Issuance of shares (See Note 5)		799,000	565,000
Vesting of RSUs	97,000	121,000	563,000
Exercise of warrants	29,000	607,000
Issued as at December 31	19,564,000	16,009,000	11,222,000